CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Common Shares Issued, issuance costs	$ 0.1	$ 0.9